INTANGIBLE ASSETS, NET - Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 12,833
2022	7,324
2023	6,153
2024	5,525
2025	4,935
Thereafter	3,003
Total	39,773
Impairment	(5,713)	$ 0	$ (5,166)
Licensing Fee [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
2021	2,375
2022	980
2023	398
2024	193
2025	0
Thereafter	0
Total	3,946
Impairment	(471)
IP Right [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
2021	4,964
2022	1,139
2023	1,139
2024	1,139
2025	761
Thereafter	0
Total	9,142
Impairment	(5,160)		$ (5,054)
Trademarks [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
2021	1,068
2022	1,068
2023	1,068
2024	1,068
2025	1,068
Thereafter	1,601
Total	6,941
Impairment	0
Technology [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
2021	2,533
2022	2,533
2023	2,533
2024	2,533
2025	2,533
Thereafter	213
Total	12,878
Impairment	0
Others [Member]
Amortization Expense, Fiscal Year Maturity [Abstract]
2021	1,893
2022	1,604
2023	1,015
2024	592
2025	573
Thereafter	1,189
Total	6,866
Impairment	$ (82)